Note 36 Transactions on behalf of third parties breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions on behalf of third parties [Line Items]
Financial instruments entrusted by third parties	€ 352,139	€ 356,985	€ 357,022
Conditional bills and other securities received for collection	11,738	10,795	10,459
Securities lending on behalf of third parties	3,223	2,605	5,285
Total transactions on behalf of third parties	€ 367,100	€ 370,385	€ 372,766